Congress SMid Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 2.9%
Curtiss-Wright Corp.	16,748	$4,935,636
Biotechnology - 2.6%
Halozyme Therapeutics, Inc. (a)	80,444	4,445,335
Broadline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	36,056	3,520,508
Building Products - 2.4%
AZEK Co., Inc. (a)	91,743	4,118,343
Capital Markets - 2.3%
Morningstar, Inc.	12,200	3,875,330
Communications Equipment - 1.5%
Calix, Inc. (a)	62,897	2,586,954
Construction & Engineering - 10.1%
Comfort Systems USA, Inc.	27,923	9,282,164
Sterling Infrastructure, Inc. (a)	27,746	3,228,524
Valmont Industries, Inc.	16,156	4,820,304
		17,330,992
Construction Materials - 2.3%
Summit Materials, Inc. - Class A (a)	95,782	4,001,772
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	54,815	4,821,527
Containers & Packaging - 2.0%
Avery Dennison Corp.	15,579	3,377,995
Distributors - 2.0%
Pool Corp.	9,232	3,453,137
Electrical Equipment - 2.2%
nVent Electric PLC	51,422	3,734,780
Electronic Equipment, Instruments & Components - 4.3%
CDW Corp./DE	19,041	4,153,033
Teledyne Technologies, Inc. (a)	7,750	3,269,415
		7,422,448
Energy Equipment & Services - 2.5%
Cactus, Inc. - Class A	68,086	4,297,588
Food Products - 1.6%
Simply Good Foods Co. (a)	79,062	2,681,783
GICS~Machinery - 1.9%
Lincoln Electric Holdings, Inc.	15,903	3,266,635
Ground Transportation - 1.6%
Werner Enterprises, Inc.	70,971	2,781,353
Health Care Equipment & Supplies - 10.6%
Cooper Cos., Inc.	38,086	3,554,566
Insulet Corp. (a)	16,733	3,252,059
Penumbra, Inc. (a)	8,837	1,476,574
STERIS PLC	15,002	3,581,877
UFP Technologies, Inc. (a)	19,618	6,308,953
		18,174,029
Health Care Providers & Services - 1.6%
Option Care Health, Inc. (a)	95,255	2,828,121
Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc.	20,796	2,650,450
Insurance - 1.7%
Kinsale Capital Group, Inc.	6,563	2,999,750
Life Sciences Tools & Services - 4.8%
Medpace Holdings, Inc. (a)	13,640	5,217,573
Repligen Corp. (a)	17,912	2,997,573
		8,215,146
Oil, Gas & Consumable Fuels - 1.8%
Range Resources Corp.	101,599	3,172,937
Personal Care Products - 3.3%
e.l.f Beauty, Inc. (a)	33,108	5,713,779
Pharmaceuticals - 2.3%
Prestige Consumer Healthcare, Inc. (a)	55,392	3,922,308
Professional Services - 2.4%
KBR, Inc.	61,162	4,072,778
Semiconductors & Semiconductor Equipment - 4.1%
Entegris, Inc.	38,659	4,572,973
Lattice Semiconductor Corp. (a)	45,690	2,421,570
		6,994,543
Software - 9.9%
CyberArk Software Ltd. (a)	21,926	5,621,388
PTC, Inc. (a)	27,119	4,823,114
SPS Commerce, Inc. (a)	30,581	6,587,759
		17,032,261
Specialty Retail - 5.7%
Tractor Supply Co.	18,464	4,861,941
Williams-Sonoma, Inc.	31,862	4,928,414
		9,790,355
TOTAL COMMON STOCKS (Cost $149,508,756)		166,218,573

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Terreno Realty Corp.	46,160	3,157,805
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,747,114)		3,157,805
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)		2,516,932	2,516,932
TOTAL SHORT-TERM INVESTMENTS (Cost $2,516,932)			2,516,932
TOTAL INVESTMENTS - 100.0% (Cost $154,772,802)			171,893,310
Liabilities in Excess of Other Assets - (0.0)% (c)			(18,972)
TOTAL NET ASSETS - 100.0%			$171,874,338
	$
Percentages are stated as a percent of net assets.
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Congress SMid Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$166,218,573	$–	$–	$166,218,573
Real Estate Investment Trusts	3,157,805	–	–	3,157,805
Money Market Funds	2,516,932	–	–	2,516,932
Total Investments	$171,893,310	$–	$–	$171,893,310

Refer to the Schedule of Investments for further disaggregation of investment categories.